Cromwell CenterSquare Real Estate Fund
Schedule of Investments
September 30, 2022 (Unaudited)
		Shares	Value
REITS - 98.97%
Apartments - 16.31%
American Homes 4 Rent		112,633	$3,695,489
Apartment Investment and Management Co.		31,220	227,906
AvalonBay Communities, Inc.		24,390	4,492,394
Equity Residential		63,770	4,286,619
Essex Property Trust, Inc.		5,220	1,264,440
Invitation Homes, Inc.		160,500	5,420,085
Mid-America Apartment Communities, Inc.		12,750	1,977,143
UDR, Inc.		79,430	3,313,025
			24,677,101
Diversified - 31.26%
American Tower Corp.		59,540	12,783,238
Broadstone Net Lease, Inc.		119,300	1,852,729
Crown Castle International Corp.		48,930	7,072,831
Digital Realty Trust, Inc.		40,220	3,989,020
Duke Realty Corp.		57,520	2,772,464
Equinix, Inc.		11,970	6,809,015
Gaming and Leisure Properties, Inc.		24,340	1,076,802
Outfront Media, Inc.		48,420	735,500
SBA Communications Corp., Class A		22,030	6,270,839
VICI Properties, Inc.		42,370	1,264,744
Weyerhaeuser Co.		94,070	2,686,639
			47,313,821

Health Care - 9.10%
Healthpeak Properties, Inc.		90,040	2,063,717
Medical Properties Trust, Inc.		169,416	2,009,274
Omega Healthcare Investors, Inc.		20,828	614,217
Sabra Health Care REIT, Inc.		90,517	1,187,583
Ventas, Inc.		119,530	4,801,520
Welltower, Inc.		48,250	3,103,440
			13,779,751
Hotels - 2.76%
Apple Hospitality REIT, Inc.		55,640	782,298
DiamondRock Hospitality Co.		21,308	160,023
Host Hotels & Resorts, Inc.		40,320	640,282
Park Hotels & Resorts, Inc.		43,325	487,839
Ryman Hospitality Properties, Inc.		7,860	578,417
Sunstone Hotel Investors, Inc.		11,240	105,881
Xenia Hotels & Resorts, Inc.		103,559	1,428,079
			4,182,819
Manufactured Homes - 3.30%
Sun Communities, Inc.		36,950	5,000,444

Office Property - 5.66%
Alexandria Real Estate Equities, Inc.		13,480	1,889,761
Cousins Properties, Inc.		43,493	1,015,562
Douglas Emmett, Inc.		38,450	689,409
Highwoods Properties, Inc.		26,470	713,631
JBG SMITH Properties		38,478	714,921
Kilroy Realty Corp.		56,030	2,359,423
Veris Residential, Inc. (a)		97,523	1,108,837
			8,491,544
Regional Malls - 2.94%
Regency Centers Corp.		21,930	1,180,931
Simon Property Group, Inc.		36,420	3,268,695
			4,449,626
Shopping Centers - 3.88%
Acadia Realty Trust		93,539	1,180,462
Brixmor Property Group, Inc.		158,273	2,923,302
RPT Realty		129,080	975,845
Urban Edge Properties		59,910	799,200
			5,878,809
Single Tenant - 5.95%
Agree Realty Corp.		60,090	4,060,882
Four Corners Property Trust, Inc.		49,000	1,185,310
Realty Income Corp.		36,960	2,151,072
Spirit Realty Capital, Inc.		44,710	1,616,714
			9,013,978
Storage - 7.59%
Extra Space Storage, Inc.		9,269	1,600,849
Life Storage, Inc.		32,292	3,576,662
Public Storage		21,590	6,321,768
			11,499,279
Warehouse/Industrials - 10.22%
Americold Realty Trust, Inc.		69,744	1,715,702
First Industrial Realty Trust, Inc.		38,630	1,731,010
Prologis, Inc.		90,870	9,232,392
Rexford Industrial Realty, Inc.		53,604	2,787,408
			15,466,512
TOTAL REITS (Cost $158,035,686)			149,753,684

SHORT-TERM INVESTMENT - 0.78%		Shares
U.S. Bank Money Market Deposit Account, 2.650% (b)		1,185,576	1,185,576
TOTAL SHORT-TERM INVESTMENT (Cost $1,185,576)			1,185,576

Total Investments (Cost $159,221,262) - 99.75%			150,939,260
Other Assets in Excess of Liabilities - 0.25%			367,783
TOTAL NET ASSETS - 100.00%			$151,307,043

(a)	Non-income producing security.
(b)
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of September 30, 2022.

Abbreviations:
REITs	Real Estate Investment Trusts

Summary of Fair Value Exposure at September 30, 2022

    FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

    Level 1 – Quoted prices in active markets for identical securities.
    Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
    Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

    The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of September 30, 2022:

	Level 1	Level 2	Level 3	Total
Assets:
REITs(1)	$149,753,684	$-	$-	$149,753,684
Short-Term Investment	1,185,576	-	-	1,185,576
Total Assets	$150,939,260	$-	$-	$150,939,260

(1) See the Schedule of Investments for industry classifications.